CONTINGENCIES AND OTHER (Narrative) (Details) $ in Thousands, € in Millions			1 Months Ended	12 Months Ended
	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Mar. 17, 2020 Share £ / shares	Dec. 31, 2023 EUR (€) Share	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 Share	Mar. 04, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 05, 2023 EUR (€)	Oct. 09, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date | $					$ 17,256			$ 10,729
Number of share options granted | Share				0	0	15,000
Aspire Group [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	€ 65.0
Compensation for rescission damages	€ 65.0
Compensation for general damages | $		$ 15
Btobet Limited [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date										€ 8.2
Purchase price allocation										€ 2.0
Btobet Limited [Member] | Aspire Group [Member]
Disclosure of detailed information about business combination [line items]
Amount of claim filed									€ 36.5
Amount to be paid for earn out obligations							€ 9.7
Gms Entertainment Ltd [Member] | PariPlay [Member]
Disclosure of detailed information about business combination [line items]
Number of share options granted | Share			111
Percentage of voting equity interests acquired			9.90%
Description of vesting requirements			to be vested over 2 years of employment
Exercise price of each option | £ / shares			£ 1
Value of share options granted				€ 5.8
Description of basis for determining amount of payment for contingent consideration arrangements			During the fourth quarter of 2022, the Company committed to buy his options in consideration for €5.8 million, paid in 2023.